Parent Company Information - Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 4,833	$ 11,431	$ 4,188
Operating activities
Other operating activities, net	(1,662)	2,806	4,951
Investing activities
Other investing activities, net	(1,621)	(1,097)	(320)
Financing activities
Short-term borrowings	(14,827)	16,009	(5,017)
Proceeds from issuance	51,573	45,658	22,200
Retirement of long-term debt	(53,749)	(65,602)	(124,389)
Proceeds from issuance of preferred stock	5,957	1,008	667
Redemption of preferred stock	0	(6,461)	0
Common stock repurchased	(1,675)	(3,220)	0
Cash dividends paid	(2,306)	(1,677)	(1,909)
Other financing activities, net	(44)	(26)	236
Net increase (decrease) in cash and cash equivalents	7,267	20,570	(9,350)
Cash and cash equivalents at January 1	131,322	110,752	120,102
Cash and cash equivalents at December 31	138,589	131,322	110,752
Bank of America Corporation
Condensed Cash Flow Statements, Captions [Line Items]
Net income	4,833	11,431	4,188
Operating activities
Equity in undistributed (earnings) losses of subsidiaries	2,019	(12,042)	1,754
Other operating activities, net	2,143	(10,422)	(3,432)
Net cash provided by (used in) operating activities	8,995	(11,033)	2,510
Investing activities
Net sales (purchases) of securities	(142)	459	13
Net payments from (to) subsidiaries	(5,902)	39,336	12,973
Other investing activities, net	19	3	445
Net cash provided by (used in) investing activities	(6,025)	39,798	13,431
Financing activities
Short-term borrowings	(55)	178	(616)
Net increase (decrease) in other advances	1,264	(14,378)	10,100
Proceeds from issuance	29,324	30,966	17,176
Retirement of long-term debt	(33,854)	(39,320)	(63,851)
Proceeds from issuance of preferred stock	5,957	1,008	667
Redemption of preferred stock		(6,461)
Common stock repurchased	(1,675)	(3,220)
Cash dividends paid	(2,306)	(1,677)	(1,909)
Other financing activities, net		0	(668)
Net cash provided by (used in) financing activities	(1,345)	(32,904)	(39,101)
Net increase (decrease) in cash and cash equivalents	1,625	(4,139)	(23,160)
Cash and cash equivalents at January 1	98,679		124,991
Cash and cash equivalents at December 31	100,304	98,679
Successor | Bank of America Corporation
Financing activities
Cash and cash equivalents at December 31			102,818
Predecessor | Bank of America Corporation
Financing activities
Cash and cash equivalents at December 31			$ 101,831